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                                                            SPDR(R) Series Trust
                                                              One Lincoln Street
                                                                Boston, MA 02111

May 21, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: File Room

RE:  SPDR Series Trust ("Registrant")
     File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information ("SAI") for the SPDR(R) Barclays Capital International Corporate Bond ETF, a series of the above-referenced Registrant, do not differ from the prospectus and SAI contained in Post-Effective Amendment No. 50 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed electronically on May 19, 2010 (Accession No. 0000950123-10-051313).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3967.

Sincerely,


/s/ Mark E. Tuttle
-------------------------------------
Mark E. Tuttle
Assistant Secretary

cc: W. John McGuire, Esq.